Accrued Expenses And Other Current Liabilities	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued Expenses And Other Current Liabilities
11.
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
	(in thousands)
Accrued outsourcing expenses	290,101	328,531	45,009
Accrued utilities and other expenses	131,775	173,205	23,729
VAT and other tax payable	98,662	117,591	16,110
Accrued transportation and logistic expenses	64,066	72,541	9,938
Other liabilities	71,804	75,212	10,304
Total	656,408	767,080	105,090